STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Formation and operating costs										$ 2,426,204
Loss from operations		$ (54,039)			$ 0		$ (1,000)	$ (404,944)		(2,426,204)
Other income:
Interest earned on marketable securities held in Trust Account		4,838			0		0	4,880		201,441
Unrealized gain on marketable securities held in Trust Account		3,447			0		0	108,270		8,012
Change in fair value of warrant liability		(4,043,220)			0		0	10,889,804	$ (613,900)	(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901	(671,901)
Total other income (expense), net		(4,034,935)			0		0	11,002,954		12,868,656
Net (loss) income	$ (1,000)	$ (4,088,974)		$ 14,686,984	$ 0		$ (1,000)	$ 10,598,010	$ (114,691)	$ (15,294,860)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,493,884			0		0	23,768,307	24,499,657	24,524,620
Basic and diluted net income per share, Class A Common stock subject to possible redemption		$ 0.00			$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		10,006,116	[1]		6,000,000	[1]	6,000,000 [1]	10,731,693 [1]	7,559,767	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock		$ (0.41)			$ 0.00		$ 0.00	$ 0.99	$ (0.02)	$ (1.85)
Class A common stock
Other income:
Net (loss) income					$ 0
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption										24,524,620
Basic and diluted net income per share, Class A Common stock subject to possible redemption										$ 0.00
Basic and diluted net loss per share, Non-redeemable common stock										$ (1.85)

[1]	The 2020 periods presented, excludes an aggregate of up to 900,000 shares that was subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.